Exchange rates (Details)	12 Months Ended
	Dec. 31, 2024 € / £	Dec. 31, 2024 € / £ $ / £	Dec. 31, 2023 € / £	Dec. 31, 2023 $ / £ € / £	Dec. 31, 2022 € / £	Dec. 31, 2022 $ / £	Dec. 31, 2024 $ / £	Dec. 31, 2023 $ / £
Exchange rates
Average foreign exchange rate	1.18	1.28	1.15	1.24	1.17	1.24
Closing foreign exchange rate	1.21	1.21	1.15	1.15			1.25	1.28